Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Government Grant [Abstract]
Summary of Deferred Government Grants
	2021	2020
	US$’000	US$’000
Deferred government grants	2,170	2,334
Current	304	283
Non-current	1,866	2,051